Equity (Schedule of Stock Option Activity) (Details) - $ / shares	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Number of Options:
Balance, beginning	2,449,742
Granted	481,489
Exercised	(13,820)	(91,528)
Forfeited	(68,120)
Balance, ending	2,849,291
Exercisable	1,082,060
Weighted Average Exercise Price:
Balance, beginning	$ 39.73
Granted	23.24
Exercised	8.86
Forfeited	41.49
Balance, ending	37.05
Exercisable	$ 34.32